                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.:  811-08037


                                 [ORBITEX LOGO]


                       Supplement dated January 17, 2002
                      to Prospectus dated September 4, 2001


Orbitex Cazenove International Fund is currently not available for purchase.

                                  *************

Class C Shares of Orbitex Energy & Basic Materials Fund are currently not available for purchase.

                                  *************

Class A Shares of Orbitex Amerigo Fund and Class A and Class C Shares of Orbitex Clermont Fund are currently not accepting new and subsequent purchases of shares, with the exception of Dividend Reinvestment.

                                  *************

Class C Shares of Orbitex Amerigo Fund no longer have a front-end load.

                                  *************

MORE INFORMATION ABOUT RISKS-LITIGATION THAT MAY AFFECT THE ORBITEX FOCUS 30 FUND (pg.80 of the Prospectus) has the following information added:

On February 8 and June 2, 1999, two suits were filed against Steven H. Adler, a former director and officer of the ASM Index 30 Fund (the "ASM Fund"), the former adviser, Vector Index Advisors, Inc., the former investment advisor to the ASM Fund and the ASM Fund itself. The parties have agreed to settlement terms on the February 8, 1999 suit (Semlitz v. ASM Index 30 Fund, Inc. Vector Index Advisors, Inc., Mutual funds Service Co., and Steven H. Adler). The parties agreed to a full and final settlement on all outstanding claims in the suit filed June 2, 1999 (Gonzalez v. Adler, Vector Advisors, Inc., and ASM Index 30 Fund Inc).

                                 **************

The fee table information contained in "FUNDS AT A GLANCE-ORBITEX AMERIGO FUND" (pg.54 of the Prospectus) is replaced in its entirety with the following:


INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class C Shares or Class N Shares of the Orbitex Amerigo Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     CLASS A         CLASS C        CLASS N
                                                                     SHARES          SHARES         SHARES
                                                                     -------         -------        -------
    Maximum Sales Charge (Load) Imposed on Purchase (as a %
       of offering price)                                             5.75%(1)        None           None
    Maximum Deferred Sales Charge (Load) (as a % of lower of
       original purchase price or redemption proceeds)                None(2)         1.00%(3)       None
    Maximum Sales Charge (Load) Imposed on Reinvested
       Dividends/ Distributions                                       None            None           None
    Redemption Fee (as a % of amount redeemed, if applicable)         None            None           None
    Exchange Fee                                                      None            None           None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED)
FROM FUND ASSETS)
    Management Fees                                                   1.00%           1.00%          1.00%
    Distribution and/or Service (12b-1) Fees                          0.40%           1.00%(4)       None
    Other Expenses                                                    0.71%(5)        0.71%          0.71%
                                                                      -----           -----          -----
    Total Annual Operating Expenses                                   2.11%           2.71%          1.71%
    Fee Waiver and Expense Reimbursement                              0.56%(6)        0.56%(6)       0.56%(6)
                                                                      -----
    Net Expenses                                                      1.55%           2.15%          1.15%
                                                                      =====           =====          =====


     (1)Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."

     (2)Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your Account - Classes in Detail -Class A - Reduced Sales Charge."

     (3)The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.

     (4)Including a 0.25% shareholder servicing fee.

     (5)Other Expenses are estimated for the current fiscal year.

     (6)The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class A Shares, Class C Shares and Class N Shares do not exceed 1.55%, 2.15% and 1.15%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.


EXAMPLE

      This example is intended to help you compare the cost of investing in the Orbitex Amerigo Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                   CLASS A         CLASS C          CLASS N
----                   -------         -------          -------
 1                     $  724          $  318           $  117
 3                     $1,147          $  788           $  484
 5                     $1,595          $1,385           $  876
 10                    $2,834          $3,001           $1,973

You would pay the following expenses if you did not redeem your shares:


YEAR                   CLASS A         CLASS C          CLASS N
----                   -------         -------          -------
 1                     $  724          $  218           $  117
 3                     $1,147          $  788           $  484
 5                     $1,595          $1,385           $  876
 10                    $2,834          $3,001           $1,973


The fee table information contained in "FUNDS AT A GLANCE-ORBITEX CLERMONT FUND
- ANNUAL FUND OPERATING EXPENSES" (pg. 60 of the Prospectus) is replaced in its entirety with the following:


INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class C Shares or Class N Shares of the Orbitex Clermont Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                      CLASS A        CLASS C       CLASS N
                                                                      SHARES         SHARES        SHARES
                                                                      -------        -------       -------
    Maximum Sales Charge (Load) Imposed on Purchase (as a %
        of offering price)                                             5.75%(1)       None          None
    Maximum Deferred Sales Charge (Load) (as a % of lower of
        original purchase price or redemption proceeds)                None(2)        1.00%(3)      None
    Maximum Sales Charge (Load) Imposed on Reinvested
        Dividends/ Distributions                                       None           None          None
    Redemption Fee (as a % of amount redeemed, if applicable)          None           None          None
    Exchange Fee                                                       None           None          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED)
FROM FUND ASSETS)
    Management Fees                                                    1.00%          1.00%         1.00%
    Distribution and/or Service (12b-1) Fees                           0.40%          1.00%(4)      None
    Other Expenses                                                     1.85%(5)       1.85%(5)      1.85%
                                                                       -----          -----         -----
    Total Annual Operating Expenses                                    3.25%          3.85%         2.85%
    Fee Waiver and Expense Reimbursement                               1.70%(6)       1.70%(6)      1.70%(6)
                                                                       -----          -----         -----
    Net Expenses                                                       1.55%          2.15%         1.15%
                                                                       =====          =====         =====

(1)Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."

(2)Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your account - Classes in Detail -Class A - Reduced Sales Charge."

(3)The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.

(4)Including a 0.25% shareholder servicing fee.

(5)Other Expenses are estimated for the current fiscal year.

(6)The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class A Shares, Class C Shares and Class N Shares do not exceed 1.55%, 2.15% and 1.15%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.


EXAMPLE

      This example is intended to help you compare the cost of investing in the Orbitex Clermont Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                   CLASS A            CLASS C           CLASS N
----                   -------            -------           -------
 1                     $  724             $  318            $  117
 3                     $1,369             $ 1019            $  722
 5                     $2,036             $1,839            $1,353
 10                    $3,810             $3,972            $3,053


You would pay the following expenses if you did not redeem your shares:


YEAR                   CLASS A            CLASS C           CLASS N
----                   -------            -------           -------
1                      $  724             $  218            $  117
3                      $1,369             $ 1019            $  722
5                      $2,036             $1,839            $1,353
10                     $3,810             $3,972            $3,053

The information contained in "YOUR ACCOUNT- CHOOSING A CLASS" (pg.81 of the Prospectus) is replaced with the following:

ORBITEX GROUP OF FUNDS                    CLASS A      CLASS B      CLASS C      CLASS D*     CLASS N
----------------------                    -------      -------      -------      -------      -------
Info-Tech & Communications Fund
Emerging Technology Fund
Health & Biotechnology Fund
Energy and Basic Materials Fund
Financial Services Fund
Focus 30 Fund
Medical Sciences Fund
Growth Fund
Amerigo Fund
Clermont Fund
International Fund

* Class D Shares of the Orbitex Focus 30 Fund are only available to: 1) shareholders who previously were shareholders of the ASM Index 30 Fund at the time of the reorganization; 2) employees, and certain related accounts of employees, of Orbitex Financial Services Group, Inc. ("OFGS") and its affiliates; and 3) certain institutional investors.

                                 **************

"CLASS C--LEVEL LOAD
(ALL FUNDS EXCEPT THE ORBITEX FOCUS 30 FUND)" (pg.83 of the Prospectus) is replaced with the following:

CLASS C--LEVEL LOAD
(ALL FUNDS EXCEPT THE ORBITEX FOCUS 30 FUND, ORBITEX AMERIGO FUND AND ORBITEX CLERMONT FUND)

                                 **************

The fee table information contained in "FUNDS AT A GLANCE - ORBITEX EMERGING TECHNOLOGY FUND" (pg.13 of the Prospectus) is replaced in its entirety with the following:


INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Orbitex Emerging Technology Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                           CLASS A        CLASS B         CLASS C
                                                                           SHARES         SHARES          SHARES
                                                                           -------        -------         -------
    Maximum Sales Charge (Load) Imposed on Purchase (as a %
        of offering price)                                                 5.75%(1)        None           1.00%(7)
    Maximum Deferred Sales Charge (Load) (as a % of lower of
        original purchase price or redemption proceeds)                    None(2)         5.00%(3)       1.00%(4)
    Maximum Sales Charge (Load) Imposed on Reinvested
        Dividends/Distributions                                            None            None           None
    Exchange Fee                                                           None            None           None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED)
FROM FUND ASSETS)
    Management Fees                                                        1.25%           1.25%          1.25%
    Distribution and/or Service (12b-1) Fees                               0.40%           1.00%(5)       1.00%(5)
    Other Expenses                                                         2.80%(6)        2.80%(6)       2.80%(6)
                                                                           -----           -----          -----
    Total Annual Operating Expenses                                        4.45%           5.05%          5.05%
                                                                           -----           -----          -----
    Fee Waiver and Expense Reimbursement                                   1.95%(8)        1.95%(8)       1.95%(8)
    Net Expenses                                                           2.50%           3.10%          3.10%
                                                                           =====           =====          =====

     (1)Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."

     (2)Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your account - Classes in Detail -Class A - Reduced Sales Charge."

     (3) The CDSC payable upon redemption of Class B Shares declines over time.

     (4) The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.

     (5) Including a 0.25% shareholder servicing fee.

     (6) Other Expenses are estimated for the current fiscal year.

     (7) This fee may be waived for certain investors under certain circumstances.

     (8)The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class A Shares, Class B Shares and Class C Shares do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.


EXAMPLE

      This example is intended to help you compare the cost of investing in the Orbitex Emerging Technology Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                       CLASS A                CLASS B               CLASS C
----                       -------                -------               -------
 1                         $  814                 $  813                $  510
 3                         $1,678                 $1,642                $1,428
 5                         $2,552                 $2,569                $2,446
 10                        $4,780                 $4,818                $4,985


You would pay the following expenses if you did not redeem your shares:


YEAR                       CLASS A                CLASS B               CLASS C
----                       -------                -------               -------
 1                         $  814                 $  313                $  410
 3                         $1,678                 $1,342                $1,428
 5                         $2,552                 $2,369                $2,446
 10                        $4,780                 $4,818                $4,985


The following section is added to the Prospectus at the end of the section captioned "FUND DETAILS - ORBITEX EMERGING TECHNOLOGY FUND" (pg.67 of the Prospectus):


OTHER PERFORMANCE INFORMATION

The Fund recently commenced operations and does not have a performance record. On October 31, 2001, the Fund acquired substantially all the net assets of the Monument Digital Technology Fund (the

"Predecessor Fund"), which was managed by Monument Advisors, Ltd. (the "Monument Advisor"). From May 8, 2001 to October 31, 2001, the Predecessor Fund was sub-advised by Orbitex Management, Inc. The investment objective and strategies of the Predecessor Fund were similar to those of the Fund.

The chart below shows the performance of the Class A Shares of the Predecessor Fund from year to year. The information in the table gives some indication of the risks of an investment in the Fund, which are similar to the risks of an investment in the Predecessor Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The returns in the chart do not include the effect of the Predecessor Fund's front-end sales charge for Class A Shares, but do include the effect of fee waivers and expense reimbursements by the Monument Advisor. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.


                                GRAPHIC OMITTED


               MONUMENT DIGITAL TECHNOLOGY FUND - Class A Shares
                  Total Return for the year ended December 31

                    1999 ........................... 271.74%
                    2000 ........................... -56.88%
                    2001* .......................... -61.60%


* Reflects the total return of Class A Shares of the Predecessor Fund from January 1, 2001 through October 31, 2001.

The fee table information contained the in "FUNDS AT A GLANCE" - ORBITEX MEDICAL SCIENCES FUND" (pg.35 of the Prospectus) is replaced in its entirety with the following:


INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Orbitex Medical Sciences Fund.

                                                                                  CLASS A       CLASS B       CLASS C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                        SHARES        SHARES        SHARES
                                                                                  -------       -------       -------
    Maximum Sales Charge (Load) Imposed on Purchase (as a % offering price)        5.75%(1)      None          1.00%(7)
    Maximum Deferred Sales Charge (Load) (as a % of lower of                       None(2)       5.00%(3)      1.00%(4)
        original purchase price or redemption proceeds)
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions      None          None          None
    Redemption Fee (as a % of amount redeemed, if applicable)                      None          None          None
    Exchange Fee                                                                   None          None          None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    Management Fees                                                                1.25%         1.25%         1.25%
    Distribution and/or Service (12b-1) Fees                                       0.40%         1.00%(5)      1.00%(5)
    Other Expenses                                                                 1.37%(6)      1.37%(6)      1.37%(6)
                                                                                   -----         -----         -----
    Total Annual Operating Expenses                                                3.02%         3.62%         3.62%
    Fee Waiver and Expense Reimbursement                                           0.52%(8)      0.52%(8)      0.52%(8)
                                                                                   -----         -----         -----
    Net Expenses                                                                   2.50%         3.10%         3.10%
                                                                                   =====         =====         =====


     (1)Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A -Reduced Sales Charge."

     (2)Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your Account - Classes in Detail - Class A Reduced Sales Charge."

     (3)The CDSC payable upon redemption of Class B Shares declines over time.

     (4)The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.

     (5)Including a 0.25% shareholder servicing fee.

     (6)Other Expenses are estimated for the current fiscal year.

     (7)The fee may be waived for certain investors under certain circumstances.

     (8)The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class A Shares, Class B Shares and Class C Shares do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the forgoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.


EXAMPLE

        This example is intended to help you compare the cost of investing in the Orbitex Medical Sciences Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                    CLASS A               CLASS B               CLASS C
----                    -------               -------               -------
 1                      $  814                $  813                $  510
 3                      $1,409                $1,361                $1,150
 5                      $2,028                $2,030                $1,911
 10                     $3,685                $3,714                $3,908

You would pay the following expenses if you did not redeem your shares:

YEAR                    CLASS A               CLASS B               CLASS C
----                    -------               -------               -------
 1                      $  814                $  313                $  410
 3                      $1,409                $1,061                $1,150
 5                      $2,028                $1,830                $1,911
 10                     $3,685                $3,714                $3,908

The following section is added to the Prospectus at the end of the section captioned "FUND DETAILS - ORBITEX MEDICAL SCIENCES FUND" (pg.71 of the Prospectus):


OTHER PERFORMANCE INFORMATION

The Fund recently commenced operations and does not have a performance record. On October 31, 2001, the Fund acquired substantially all the net assets of the Monument Medical Sciences Fund (the "Predecessor Fund"), which was managed by Monument Advisors, Ltd. (the "Monument Advisor"). From May 8, 2001 to October 31, 2001, the Predecessor Fund was sub-advised by Orbitex Management, Inc. The investment objective and strategies of the Predecessor Fund were similar to those of the Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The chart below shows the performance of the Class A Shares of the Predecessor Fund from year to year. The information in the table gives some indication of the risks of an investment in the Fund, which are similar to the risks of an investment in the Predecessor Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The returns in the chart do not include the effect of the Predecessor Fund's front-end sales charge for Class A Shares, but do include the effect of fee waivers and expense reimbursements by the Monument Advisor. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.


                                GRAPHIC OMITTED


                 MONUMENT MEDICAL SCIENCES FUND - Class A Shares
                   Total Return for the year ended December 31

                    1999 ...........................  66.96%
                    2000 ...........................  34.15%
                    2001* .......................... -23.52%


* Reflects the total return of Class A Shares of the Predecessor Fund from January 1, 2001 through October 31, 2001.